Share Capital (Details 1) $ in Thousands	Feb. 19, 2026 ₪ / shares	Dec. 31, 2025 ₪ / shares	Dec. 31, 2025 USD ($) shares	Aug. 21, 2025 ₪ / shares	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares
Disclosure of classes of share capital [line items]
Issued capital | $			$ 3,711			$ 3,308
Par value per share	₪ 0.1	₪ 0.1		₪ 0.1
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid | shares			132,133,899			118,564,895	117,963,310
Par value per share		0.1			₪ 0.1
Share capital | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Issued capital | $			$ 3,711			$ 3,308
Par value per share		0.1			0.1
Share premium | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Issued capital | $			$ 1,319,716			$ 1,028,532
Par value per share		₪ 0.1			₪ 0.1